Related parties transactions and balances	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related parties transactions and balances
Note 27. Related parties transactions and balances
Note 2.3 provides information on the Company’s structure.
Key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company key personnel:

	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019

Short-term benefits	11,626	7,273	9,080
Share-based payment transactions	8,875	8,699	9,175

Total compensation paid to key personnel	20,501	15,972	18,255